Fair Value Measurements - Product Revenue Reserve and Allowance - Summary of Activity in Product Revenue Reserve and Allowance (Details) - Product Revenue, Net - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Product revenue reserve and allowance, beginning balance	$ 82	$ 14	$ 14	$ 0
Provision related to product sales	574	295	522	980
Credits and payments made	(418)	(297)	(454)	(966)
Product revenue reserve and allowance, ending balance	$ 238	$ 12	$ 82	$ 14